Vessels, Net (Tables)	6 Months Ended
Sep. 30, 2014
Vessels, Net
Schedule of vessels, net

	Cost	Accumulated depreciation	Net book Value
Balance, March 31, 2014	201,390,135	(6,555,269)	194,834,866
Additions	156,204,752	—	156,204,752
Depreciation	—	(5,427,782)	(5,427,782)
Balance, September 30, 2014	357,594,887	(11,983,051)	345,611,836